Document And Entity Information	May 08, 2025
Document Information [Line Items]
Entity, Registrant Name	Atlanticus Holdings Corporation
Document, Type	8-K
Document, Period End Date	May 08, 2025
Entity, Incorporation, State or Country Code	GA
Entity, File Number	000-53717
Entity, Tax Identification Number	58-2336689
Entity, Address, Address Line One	Five Concourse Parkway
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	828-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001464343
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	ATLC
Security Exchange Name	NASDAQ
SeriesBCumulativePerpetualPreferredStock7625 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Perpetual Preferred Stock
Trading Symbol	ATLCP
Security Exchange Name	NASDAQ
SeniorNotesDue20266125 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.125% Senior Notes due 2026
Trading Symbol	ATLCL
Security Exchange Name	NASDAQ
SeniorNotesDue2029925 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	9.25% Senior Notes due 2029
Trading Symbol	ATLCZ
Security Exchange Name	NASDAQ